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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  6200 The Corners Parkway           Norcross, Georgia               30092
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                    ----------------------------

Date of fiscal year end:         December 31, 2009
                            -----------------------------

Date of reporting period:        March 31, 2009
                            -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

WELLS DOW JONES U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%                                     SHARES       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 8.7%
   Colonial Properties Trust                              36,725   $    139,922
   Cousins Properties, Inc.                               35,793        230,507
   Liberty Property Trust                                 85,400      1,617,476
   PS Business Parks, Inc.                                13,383        493,164
   Vornado Realty Trust                                  125,723      4,179,032
   Washington Real Estate Investment Trust                45,626        789,330
                                                                   ------------
                                                                      7,449,431
                                                                   ------------
INDUSTRIAL - 5.6%
   AMB Property Corp.                                    121,109      1,743,970
   DCT Industrial Trust, Inc.                            149,500        473,915
   DuPont Fabros Technology, Inc.                         30,944        212,895
   EastGroup Properties, Inc.                             21,628        607,098
   First Industrial Realty Trust, Inc.                    38,645         94,680
   First Potomac Realty Trust                             23,846        175,268
   ProLogis                                              231,286      1,503,359
                                                                   ------------
                                                                      4,811,185
                                                                   ------------
OFFICE - 16.6%
   Alexandria Real Estate Equities, Inc.                  33,799      1,230,284
   BioMed Realty Trust, Inc.                              69,909        473,284
   Boston Properties, Inc.                               103,517      3,626,201
   Brandywine Realty Trust                                77,275        220,234
   Corporate Office Properties Trust                      44,862      1,113,923
   Digital Realty Trust, Inc.                             60,973      2,023,084
   Douglas Emmett, Inc.                                   94,831        700,801
   Duke Realty Corp.                                     126,745        697,098
   Highwoods Properties, Inc.                             55,260      1,183,669
   HRPT Properties Trust                                 196,239        626,002
   Kilroy Realty Corp.                                    28,832        495,622
   Mack-Cali Realty Corp.                                 57,129      1,131,725
   Parkway Properties, Inc.                               13,287        136,856
   SL Green Realty Corp.                                  49,689        536,641
                                                                   ------------
                                                                     14,195,424
                                                                   ------------
RESIDENTIAL - 18.8%
   American Campus Communities, Inc.                      36,846        639,647
   Apartment Investment & Management Co. - Class A       101,682        557,217
   Associated Estates Realty Corp.                        14,493         82,320
   AvalonBay Communities, Inc.                            69,179      3,255,564
   BRE Properties, Inc.                                   44,547        874,458
   Camden Property Trust                                  45,869        989,853
   Education Realty Trust, Inc.                           23,416         81,722
   Equity Lifestyle Properties, Inc.                      19,745        752,284
   Equity Residential                                    232,603      4,268,265
   Essex Property Trust, Inc.                             23,322      1,337,283
   Home Properties, Inc.                                  28,147        862,706
   Mid-America Apartment Communities, Inc.                24,505        755,489
   Post Properties, Inc.                                  38,411        389,488

WELLS DOW JONES U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
RESIDENTIAL - 18.8% (CONTINUED)
   Sun Communities, Inc.                                  14,730   $    174,256
   UDR, Inc.                                             118,394      1,019,372
                                                                   ------------
                                                                     16,039,924
                                                                   ------------
RETAIL - 20.5%
   Acadia Realty Trust                                    26,374        279,828
   Alexander's, Inc. (a)                                   2,223        378,755
   CBL & Associates Properties, Inc.                      57,824        136,465
   Cedar Shopping Centers, Inc.                           38,605         67,173
   Developers Diversified Realty Corp.                   104,211        221,969
   Equity One, Inc.                                       29,545        360,154
   Federal Realty Investment Trust                        51,164      2,353,544
   Inland Real Estate Corp.                               51,984        368,567
   Kimco Realty Corp.                                    200,760      1,529,791
   Kite Realty Group Trust                                29,659         72,665
   Macerich Co. (The)                                     66,235        414,631
   Pennsylvania Real Estate Investment Trust              34,700        123,185
   Ramco-Gershenson Properties Trust                      16,140        104,103
   Regency Centers Corp.                                  60,253      1,600,922
   Saul Centers, Inc.                                      9,953        228,620
   Simon Property Group, Inc.                            201,140      6,967,490
   Tanger Factory Outlet Centers, Inc.                    27,527        849,483
   Taubman Centers, Inc.                                  45,785        780,176
   Weingarten Realty Investors                            70,285        669,113
                                                                   ------------
                                                                     17,506,634
                                                                   ------------
SPECIALIZED - 29.1%
   Ashford Hospitality Trust, Inc.                        80,960        124,678
   DiamondRock Hospitality Co.                            78,543        314,958
   Extra Space Storage, Inc.                              74,445        410,192
   FelCor Lodging Trust, Inc.                             54,761         74,475
   HCP, Inc.                                             219,884      3,924,929
   Health Care REIT, Inc.                                 96,369      2,947,928
   Healthcare Realty Trust, Inc.                          51,160        766,888
   Hersha Hospitality Trust                               42,320         80,408
   Hospitality Properties Trust                           81,728        980,736
   Host Hotels & Resorts, Inc.                           453,388      1,777,281
   LaSalle Hotel Properties                               35,758        208,827
   Nationwide Health Properties, Inc.                     89,065      1,976,352
   Public Storage, Inc.                                  110,316      6,094,959
   Senior Housing Properties Trust                       104,450      1,464,389
   Sovran Self Storage, Inc.                              18,973        380,978
   Sunstone Hotel Investors, Inc.                         47,006        123,626
   Universal Health Realty Income Trust                    9,561        279,468
   U-Store-It Trust                                       41,449         83,727
   Ventas, Inc.                                          124,417      2,813,068
                                                                   ------------
                                                                     24,827,867
                                                                   ------------

TOTAL COMMON STOCKS (Cost $207,713,835)                            $ 84,830,465
                                                                   ------------

WELLS DOW JONES U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CASH EQUIVALENTS - 0.8%                                   SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund -
   Class Y, 0.17% (b) (Cost $689,553)                    689,553   $    689,553
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $208,403,388)            $ 85,520,018

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                         (108,320)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 85,411,698
                                                                   ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See accompanying notes to schedules of investments.

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%                                     SHARES       VALUE
--------------------------------------------------------------------------------
AUSTRALIA - 9.1%
   Abacus Property Group (a)                              50,354   $      9,624
   Babcock & Brown Japan Property Trust (a)               40,766          7,973
   Bunnings Warehouse Property Trust (a)                  17,487         19,065
   Centro Properties Group (a) (b)                           701             33
   Centro Retail Group (a)                               120,259          2,322
   CFS Retail Property Trust (a)                          98,729        112,089
   Commonwealth Property Office Fund (a)                 136,536         85,831
   Dexus Property Group (a)                              249,545        129,902
   Goodman Group (a)                                     185,214         42,010
   GPT Group (a)                                         318,856         96,752
   ING Industrial Fund (a)                                87,933          7,615
   ING Office Fund (a)                                   124,771         36,901
   ING Real Estate Community Living Group (a)             25,672            700
   Macquarie CountryWide Trust (a)                       104,042         17,293
   Macquarie DDR Trust (a)                                56,135          1,526
   Macquarie Leisure Trust Group (a)                       1,060            832
   Macquarie Office Trust (a)                            331,486         39,347
   Tishman Speyer Office Fund (a)                         20,871          1,129
   Valad Property Group (a)                              116,905          2,774
   Westfield Group (a)                                   152,564      1,056,735
                                                                   ------------
                                                                      1,670,453
                                                                   ------------
AUSTRIA - 0.8%
   Atrium European Real Estate Ltd. (a) (b)               15,772         47,540
   CA Immobilien Anlagen AG (a) (b)                        5,876         28,192
   IMMOEAST AG (a) (b)                                    27,975         39,669
   Immofinanz Immobilien Anlagen AG (a) (b)               31,037         35,776
                                                                   ------------
                                                                        151,177
                                                                   ------------
BELGIUM - 0.7%
   Befimmo S.C.A. (a)                                        780         62,033
   Cofinimmo (a)                                             718         76,421
                                                                   ------------
                                                                        138,454
                                                                   ------------
BERMUDA - 1.1%
   Hongkong Land Holdings Ltd.                            89,000        202,920
                                                                   ------------

BRAZIL - 0.5%
   BR Malls Participacoes SA (b)                           7,641         47,792
   Cyrela Brazil Realty S.A. Empreendimentos
      e Participacoes                                     12,000         47,849
                                                                   ------------
                                                                         95,641
                                                                   ------------
CANADA - 4.5%
   Artis Real Estate Investment Trust                      1,100          5,552
   Boardwalk Real Estate Investment Trust                  1,738         35,916
   Brookfield Asset Management, Inc. - Class A            37,738        527,009
   Calloway Real Estate Investment Trust                   2,907         23,082
   Canadian Apartment Properties Real Estate
      Investment Trust                                     2,446         24,302
   Canadian Real Estate Investment Trust                   2,188         34,764
   Chartwell Seniors Housing Real Estate
      Investment Trust                                     3,700         11,763

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CANADA - 4.5% (CONTINUED)
   Extendicare Real Estate Investment Trust                2,400   $      8,164
   First Capital Realty, Inc.                              2,426         28,885
   H&R Real Estate Investment Trust                        5,225         31,978
   Primaris Retail Real Estate Investment Trust            2,300         16,599
   RioCan Real Estate Investment Trust                     7,846         78,264
                                                                   ------------
                                                                        826,278
                                                                   ------------
FRANCE - 6.1%
   Fonciere des Regions (a)                                1,431         67,143
   Gecina SA (a)                                           1,530         58,654
   Klepierre (a)                                           5,977        104,936
   Societe Immobiliere de Location pour l'Industrie
      et le Commerce (Silic) (a)                             780         58,415
   Unibail-Rodamco (a)                                     5,959        842,671
                                                                   ------------
                                                                      1,131,819
                                                                   ------------
GERMANY - 0.2%
   IVG Immobilien AG (a)                                   5,921         36,094
                                                                   ------------
HONG KONG - 6.2%
   Champion Real Estate Investment Trust (a)             121,000         28,949
   Chinese Estates Holdings Ltd. (a)                       1,849          2,244
   GZI Real Estate Investment Trust (a)                   56,000         14,575
   Hang Lung Group Ltd. (a)                               61,201        186,425
   Hang Lung Properties Ltd. (a)                         132,972        312,848
   Henderson Land Development Co. Ltd. (a)                    11             42
   Hysan Development Co. Ltd. (a)                         44,215         74,836
   Kerry Properties Ltd. (a)                              44,438        107,113
   Link REIT (The) (a)                                   155,276        307,893
   Prosperity REIT (a)                                    78,000          9,082
   Wheelock and Co. Ltd. (a)                              60,439        101,656
                                                                   ------------
                                                                      1,145,663
                                                                   ------------
ITALY - 0.1%
   Beni Stabili S.p.A. (a)                                31,335         17,243
                                                                   ------------
JAPAN - 13.8%
   AEON Mall Co. Ltd. (a)                                  5,840         75,282
   DA Office Investment Corp. (a)                             15         21,405
   DAIBIRU CORP. (a)                                       4,200         33,927
   Frontier Real Estate Investment Corp. (a)                  10         49,566
   Fukuoka REIT Corp. (a)                                      6         23,430
   Global One Real Estate Investment Co. Ltd. (a)              7         45,214
   Hankyu REIT, Inc. (a)                                       6         24,817
   HEIWA REAL ESTATE CO. LTD. (a)                         11,000         24,188
   Japan Excellent, Inc. (a)                                  10         36,162
   Japan Hotel and Resort, Inc. (a)                            6          7,054
   JAPAN OFFICE Investment Corp. (a)                           9          6,336
   Japan Prime Realty Investment Corp. (a)                    43         80,080
   Japan Real Estate Investment Corp. (a)                     32        246,365
   Japan Retail Fund Investment Corp. (a)                     28        107,486
   Kenedix Realty Investment Corp. (a)                        15         28,058

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN - 13.8% (CONTINUED)
   Mitsui Fudosan Co. Ltd. (a)                            64,370   $    707,667
   MORI HILLS REIT INVESTMENT CORP. (a)                        8         22,897
   MORI TRUST Sogo Reit, Inc. (a)                              7         50,041
   Nippon Building Fund, Inc. (a)                             39        337,810
   Nippon Commercial Investment Corp. (a)                     20         16,757
   Nippon Residential Investment Corp. (a)                    18         13,433
   Nomura Real Estate Office Fund, Inc. (a)                   22        123,502
   NTT URBAN DEVELOPMENT CORP. (a)                            80         64,887
   ORIX JREIT, Inc. (a)                                       18         74,467
   Premier Investment Co. (a)                                 10         31,398
   Shoei Co. Ltd. (a)                                      2,800         15,832
   SURUGA CORP. (a) (b)                                    1,300             --
   TOC Co. Ltd. (a)                                        7,500         27,289
   TOKYU LAND CORP. (a)                                   33,000         92,223
   TOKYU REIT, Inc. (a)                                       12         64,163
   Top Reit, Inc. (a)                                         11         40,339
   United Urban Investment Corp. (a)                          15         61,767
   ZEPHYR CO. LTD. (a) (b)                                     7             --
                                                                   ------------
                                                                      2,553,842
                                                                   ------------
MALAYSIA - 0.4%
   KLCC Property Holdings Berhad (a)                      28,700         23,610
   SP Setia Berhad (a)                                    55,200         42,299
   Starhill Real Estate Investment Trust (a)              27,900          5,592
                                                                   ------------
                                                                         71,501
                                                                   ------------
NETHERLANDS - 1.7%
   Corio NV (a)                                            4,890        202,103
   Eurocommercial Properties NV (a)                        2,298         62,358
   VastNed Retail NV (a)                                   1,250         50,401
                                                                   ------------
                                                                        314,862
                                                                   ------------
NEW ZEALAND - 0.5%
   AMP NZ Office Trust (a)                                38,672         19,872
   Goodman Property Trust (a)                             48,648         22,200
   ING Property Trust (a)                                 41,919         14,123
   Kiwi Income Property Trust (a)                         53,388         29,272
                                                                   ------------
                                                                         85,467
                                                                   ------------
PHILIPPINES - 0.6%
   Ayala Land, Inc. (a)                                  385,177         45,465
   Robinsons Land Corp. (a)                               83,650          7,777
   SM Prime Holdings, Inc. (a)                           394,521         59,662
                                                                   ------------
                                                                        112,904
                                                                   ------------
POLAND - 0.3%
   Echo Investment SA (a) (b)                             18,296         12,702
   Globe Trade Centre SA (a) (b)                           8,764         36,968
                                                                   ------------
                                                                         49,670
                                                                   ------------
SINGAPORE - 3.6%
   Ascendas Real Estate Investment Trust (A-REIT) (a)     70,000         56,341
   Cambridge Industrial Trust (a)                         55,000          9,061
   Capitacommercial Trust (a)                             60,000         34,830
   CapitaLand Ltd. (a)                                   181,500        278,446

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
SINGAPORE - 3.6% (CONTINUED)
   CapitaMall Trust (a)                                  149,000   $    129,849
   Frasers Commercial Trust (a)                           44,600          4,113
   Guocoland Ltd. (a)                                     13,000          8,386
   Mapletree Logistics Trust (a)                          96,000         23,602
   Singapore Land Ltd. (a)                                 9,000         18,860
   Starhill Global REIT (a)                               52,000         15,549
   Suntec Real Estate Investment Trust (a)               106,000         43,957
   United Industrial Corp. Ltd. (a)                       51,000         34,295
                                                                   ------------
                                                                        657,289
                                                                   ------------
SOUTH AFRICA - 0.5%
   Capital Property Fund (a)                              22,672         13,717
   Fountainhead Property Trust (a)                        73,656         43,798
   Hosken Consolidated Investments Ltd. (a)                  214            905
   SA Corporate Real Estate Fund (a)                      59,252         14,979
   Sycom Property Fund (a)                                 7,585         13,624
                                                                   ------------
                                                                         87,023
                                                                   ------------
SPAIN - 0.0%
   Martinsa-Fadesa SA (a) (b)                                 49            475
                                                                   ------------
SWEDEN - 0.7%
   Castellum AB (a)                                       11,800         65,937
   Fabege AB (a)                                           9,300         32,528
   Kungsleden AB (a)                                       9,926         37,851
                                                                   ------------
                                                                        136,316
                                                                   ------------
SWITZERLAND - 1.1%
   PSP Swiss Property AG (a) (b)                           3,076        129,820
   Swiss Prime Site AG (a) (b)                             1,701         76,282
                                                                   ------------
                                                                        206,102
                                                                   ------------
TURKEY - 0.1%
   Is Gayrimenkul Yatirim Ortakligi AS (a)                17,365          9,952
                                                                   ------------
UNITED KINGDOM - 6.5%
   Big Yellow Group plc (a)                                6,400         17,402
   British Land Co. plc (a)                               63,322        326,617
   Brixton plc (a)                                        18,559          4,714
   Capital & Regional plc (a)                              4,407          1,091
   Derwent London plc (a)                                  6,974         66,340
   Grainger plc (a)                                        9,632         14,123
   Great Portland Estates plc (a)                         13,386         46,633
   Hammerson plc (a)                                      51,536        187,464
   Land Securities Group plc (a)                          56,257        351,338
   Liberty International plc (a)                          20,394        113,708
   Minerva plc (a) (b)                                    11,125          1,098
   Quintain Estates & Development plc (a)                  9,547          1,149
   Segro plc (a)                                          32,293         10,515
   Shaftesbury plc (a)                                    10,010         41,728
   Workspace Group plc (a)                                76,979         13,494
                                                                   ------------
                                                                      1,197,414
                                                                   ------------

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES - 38.5%
   Acadia Realty Trust                                     2,218   $     23,533
   Alexander's, Inc. (b)                                     192         32,713
   Alexandria Real Estate Equities, Inc.                   2,300         83,720
   AMB Property Corp.                                      7,100        102,240
   American Campus Communities, Inc.                       3,126         54,267
   Apartment Investment & Management Co. - Class A         8,604         47,150
   Ashford Hospitality Trust, Inc.                         6,891         10,612
   Associated Estates Realty Corp.                         1,200          6,816
   AvalonBay Communities, Inc.                             5,598        263,442
   BioMed Realty Trust, Inc.                               5,856         39,645
   Boston Properties, Inc.                                 8,637        302,554
   Brandywine Realty Trust                                 6,700         19,095
   BRE Properties, Inc.                                    3,700         72,631
   Brookfield Properties Corp.                            14,764         84,745
   Camden Property Trust                                   3,800         82,004
   CBL & Associates Properties, Inc.                       5,009         11,821
   Cedar Shopping Centers, Inc.                            3,240          5,638
   Colonial Properties Trust                               3,187         12,143
   Corporate Office Properties Trust                       3,732         92,666
   Cousins Properties, Inc.                                3,096         19,938
   DCT Industrial Trust, Inc.                             12,475         39,546
   Developers Diversified Realty Corp.                     9,000         19,170
   DiamondRock Hospitality Co.                             6,500         26,065
   Digital Realty Trust, Inc.                              4,910        162,914
   Douglas Emmett, Inc.                                    7,970         58,898
   Duke Realty Corp.                                      10,600         58,300
   DuPont Fabros Technology, Inc.                          2,500         17,200
   EastGroup Properties, Inc.                              1,800         50,526
   Education Realty Trust, Inc.                            1,900          6,631
   Equity Lifestyle Properties, Inc.                       1,700         64,770
   Equity One, Inc.                                        2,521         30,731
   Equity Residential                                     19,735        362,137
   Essex Property Trust, Inc.                              1,990        114,107
   Extra Space Storage, Inc.                               6,075         33,473
   Federal Realty Investment Trust                         4,264        196,144
   FelCor Lodging Trust, Inc.                              4,520          6,147
   First Industrial Realty Trust, Inc.                     3,416          8,369
   First Potomac Realty Trust                              1,947         14,310
   Forest City Enterprises, Inc. - Class A                 5,200         18,720
   Glimcher Realty Trust                                   2,800          3,920
   HCP, Inc.                                              18,367        327,851
   Health Care REIT, Inc.                                  7,564        231,383
   Healthcare Realty Trust, Inc.                           4,300         64,457
   Hersha Hospitality Trust                                3,500          6,650
   Highwoods Properties, Inc.                              4,618         98,917
   Home Properties, Inc.                                   2,300         70,495
   Hospitality Properties Trust                            6,800         81,600
   Host Hotels & Resorts, Inc.                            37,891        148,533
   HRPT Properties Trust                                  16,400         52,316
   Inland Real Estate Corp.                                4,300         30,487

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES - 38.5% (CONTINUED)
   Kilroy Realty Corp.                                     2,400   $     41,256
   Kimco Realty Corp.                                     16,735        127,521
   Kite Realty Group Trust                                 2,400          5,880
   LaSalle Hotel Properties                                3,102         18,116
   Liberty Property Trust                                  7,085        134,190
   Macerich Co. (The)                                      5,614         35,144
   Mack-Cali Realty Corp.                                  4,771         94,513
   Maguire Properties, Inc. (b)                            2,700          1,944
   Mid-America Apartment Communities, Inc.                 2,000         61,660
   Nationwide Health Properties, Inc.                      7,180        159,324
   Parkway Properties, Inc.                                1,200         12,360
   Pennsylvania Real Estate Investment Trust               3,000         10,650
   Post Properties, Inc.                                   3,304         33,503
   ProLogis                                               19,333        125,665
   PS Business Parks, Inc.                                 1,140         42,009
   Public Storage, Inc.                                    9,349        516,532
   Ramco-Gershenson Properties Trust                       1,300          8,385
   Regency Centers Corp.                                   5,040        133,913
   Saul Centers, Inc.                                        849         19,502
   Senior Housing Properties Trust                         8,307        116,464
   Simon Property Group, Inc.                             16,697        578,384
   SL Green Realty Corp.                                   4,237         45,760
   Sovran Self Storage, Inc.                               1,600         32,128
   Strategic Hotels & Resorts, Inc.                        5,400          3,726
   Sun Communities, Inc.                                   1,300         15,379
   Sunstone Hotel Investors, Inc.                          3,570          9,389
   Tanger Factory Outlet Centers, Inc.                     2,265         69,898
   Taubman Centers, Inc.                                   3,800         64,752
   TravelCenters of America LLC (b)                           30             55
   UDR, Inc.                                               9,850         84,808
   Universal Health Realty Income Trust                      800         23,384
   U-Store-It Trust                                        3,400          6,868
   Ventas, Inc.                                           10,413        235,438
   Vornado Realty Trust                                   10,513        349,452
   Washington Real Estate Investment Trust                 3,663         63,370
   Weingarten Realty Investors                             5,901         56,177
                                                                   ------------
                                                                      7,109,639
                                                                   ------------

TOTAL COMMON STOCKS (Cost $44,981,355)                             $ 18,008,198
                                                                   ------------

--------------------------------------------------------------------------------
RIGHTS - 0.1%                                             SHARES       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 0.1%
Segro plc - Nil Paid Rights (Cost $291,111)              387,516   $     26,661
                                                                   ------------

WELLS DOW JONES GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CASH EQUIVALENTS - 1.5%                                   SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund -
   Class Y, 0.17% (c) (Cost $270,300)                    270,300   $    270,300
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.2% (Cost $45,542,766)              $ 18,305,159

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                            151,693
                                                                   ------------

NET ASSETS - 100.0%                                                $ 18,456,852
                                                                   ============

(a) Fair value priced (Note 1). Fair valued securities totaled $9,773,720 at March 31, 2009, representing 53.0% of net assets.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See accompanying notes to schedules of investments.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of the Wells Dow Jones U.S. REIT Index Fund (the "REIT Index Fund") (formerly the Wells Dow Jones Wilshire U.S. REIT Index Fund) and the Wells Dow Jones Global RESI Index Fund (the "Global Index Fund") (formerly the Wells Dow Jones Wilshire Global RESI Index Fund) are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Index Fund's net asset value per share may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, all of the inputs used to value the investments of the REIT Index Fund were Level 1.

The following is a summary of the inputs used to value the Global Index Fund's investments as of March 31, 2009:

      --------------------------------------------------------------------
                                                                  WELLS
                                                                DOW JONES
                                                               GLOBAL RESI
      VALUATION INPUTS                                         INDEX FUND
      --------------------------------------------------------------------
      Level 1 - Quoted Prices                                 $  8,531,439
      Level 2 - Other Significant Observable Inputs              9,773,720
                                                              ------------
      Total                                                   $ 18,305,159
                                                              ============
      --------------------------------------------------------------------

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2009:

      ----------------------------------------------------------------------
                                           WELLS DOW JONES   WELLS DOW JONES
                                              U.S. REIT        GLOBAL RESI
                                             INDEX FUND        INDEX FUND
      ----------------------------------------------------------------------
      Tax cost of portfolio investments    $  215,291,265    $   46,972,383
                                           ==============    ==============

      Gross unrealized appreciation        $      609,816    $      240,973
      Gross unrealized depreciation          (130,381,063)      (28,908,197)
                                           --------------    --------------

      Net unrealized depreciation          $ (129,771,247)   $  (28,667,224)
                                           ==============    ==============
      ----------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the cost as stated on the Schedules of Investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Leo F. Wells III
                              --------------------------------------------------
                                    Leo F. Wells III, President

Date          May 4, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Leo F. Wells III
                              --------------------------------------------------
                                    Leo F. Wells III, President

Date          May 4, 2009
         -------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 4, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.